Notes to Consolidated Financial Statements	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements
Notes to Consolidated Financial Statements
TELUS International (Cda) Inc. (TELUS International) is a leading digital customer experience innovator that designs, builds and delivers next-generation solutions for global and disruptive brands.
TELUS International was incorporated under the Business Corporations Act (British Columbia) on January 2, 2016, and is a subsidiary of TELUS Corporation. TELUS International maintains its registered office at 510 West Georgia Street, Vancouver, British Columbia.
The terms we, us, our or ourselves are used to refer to TELUS International and, where the context of the narrative permits or requires, its subsidiaries.
Additionally, the term TELUS Corporation is a reference to TELUS Corporation, and where the context of the narrative permits or requires, its subsidiaries, excluding TELUS International.